FINANCING ARRANGEMENTS - Current Description of Senior Secured Credit Facilities (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Federal funds effective rate	26.90%	26.90%	26.90%
Revolving credit facility
Debt Instrument [Line Items]
Quarterly amortization payments	$ 405,000,000
Incremental credit facility borrowings	$ 1,000,000,000
Incremental borrowings interest rate	28.50%
Secured leverage ratio (not greater than)	4.00
Interest coverage ratio (not less than)	2.00
Revolving credit facility | Secured Debt
Debt Instrument [Line Items]
Secured leverage ratio (not greater than)	3.50
Revolving credit facility | Unsecured Debt
Debt Instrument [Line Items]
Total leverage ratio (not greater than)	6.50
Senior Secured Credit Facilities
Debt Instrument [Line Items]
Percentage of net cash proceeds of insurance and condemnation proceeds for property or asset losses	100.00%
Percentage of cash proceeds from incurrence of debt	100.00%
Percentage of annual excess cash flow	50.00%
Percentage of cash proceeds from asset sales outside the ordinary course of business payable as mandatory prepayments	100.00%
Senior Credit Facilities
Debt Instrument [Line Items]
Variable interest rate	0.00%
2023 Revolving Credit Facility Due June 2023 | Revolving credit facility
Debt Instrument [Line Items]
Stated interest rate	3.15%
2023 Revolving Credit Facility Due June 2023 | Minimum | Revolving credit facility
Debt Instrument [Line Items]
Commitment fee, unutilized commitments, percentage	0.25%
2023 Revolving Credit Facility Due June 2023 | Maximum | Revolving credit facility
Debt Instrument [Line Items]
Commitment fee, unutilized commitments, percentage	0.50%
Term Loan B Facility Due June 2025
Debt Instrument [Line Items]
Stated interest rate	3.15%
Annual amortization rate, percentage	5.00%
Term Loan B Facility Due November 2025
Debt Instrument [Line Items]
Stated interest rate	2.90%
Annual amortization rate, percentage	5.00%
Federal Funds Effective Swap Rate | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Variable interest rate	0.50%
Eurodollar | Senior Credit Facilities
Debt Instrument [Line Items]
Variable interest rate	1.00%
Eurodollar | Senior Credit Facilities | Minimum
Debt Instrument [Line Items]
Variable interest rate	1.00%
Eurodollar | 2023 Revolving Credit Facility Due June 2023 | Minimum
Debt Instrument [Line Items]
Variable interest rate	0.00%
Eurodollar | 2023 Revolving Credit Facility Due June 2023 | Minimum | Revolving credit facility
Debt Instrument [Line Items]
Variable interest rate	2.50%
Eurodollar | 2023 Revolving Credit Facility Due June 2023 | Maximum | Revolving credit facility
Debt Instrument [Line Items]
Variable interest rate	3.00%
Eurodollar | Term Loan B Facility Due June 2025
Debt Instrument [Line Items]
Variable interest rate	3.00%
Eurodollar | Term Loan B Facility Due November 2025
Debt Instrument [Line Items]
Variable interest rate	2.75%
Canada Bankers Acceptance Rate | 2023 Revolving Credit Facility Due June 2023
Debt Instrument [Line Items]
Variable interest rate	1.00%
Canada Bankers Acceptance Rate | 2023 Revolving Credit Facility Due June 2023 | Minimum
Debt Instrument [Line Items]
Variable interest rate	0.00%
Base Rate or Prime Rate | 2023 Revolving Credit Facility Due June 2023 | Minimum | Revolving credit facility
Debt Instrument [Line Items]
Variable interest rate	1.50%
Base Rate or Prime Rate | 2023 Revolving Credit Facility Due June 2023 | Maximum | Revolving credit facility
Debt Instrument [Line Items]
Variable interest rate	2.00%
Base Rate or Prime Rate | Term Loan B Facility Due June 2025
Debt Instrument [Line Items]
Variable interest rate	2.00%
Base Rate or Prime Rate | Term Loan B Facility Due November 2025
Debt Instrument [Line Items]
Variable interest rate	1.75%